Inventory	12 Months Ended
Mar. 31, 2024
Inventory [Abstract]
INVENTORY

Note 9 – INVENTORY

Inventory consisted of finished goods, valued at $16,248,373 and $15,309,100 as of March 31, 2024 and March 31, 2023, respectively. The Company constantly monitors its potential obsolete products and is allowed to return products close to their expiration date to its suppliers. Any loss on damaged items is immaterial and will be recognized immediately. As a result, no reserves were made for inventory as of March 31, 2024 and March 31, 2023.